Summary of Significant Accounting Policies (Details) - Schedule of contract liabilities consist of deferred revenue - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Contract Liabilities Consist Of Deferred Revenue [Abstract]
Balance at beginning of year	$ 216,142		$ 87,136
Service fees collected	224,435	1,377,349
Service revenue earned	(267,874)	(1,176,515)	(86,689)
Exchange realignment	$ (19,815)	15,308	(447)
Balance at end of year		$ 216,142